PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9.	PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	September 30,
	2010	2011
	RMB	RMB

Plant and building	133,874	140,301
Machinery and equipment	41,677	52,972
Furniture and office equipment	12,309	11,466
Motor vehicles	20,082	18,338
Leasehold improvements	1,299	212

Total	209,241	223,289
Accumulated depreciation	(55,643)	(61,438)
Construction in progress	8,083	28,243

Plant and equipment, net	161,681	190,094

Included in plant and building, with net values of RMB44,830 and RMB6,882 have been pledged for bank loans of Beijing Origin as of September 30, 2010, and of Linze Origin as of September 30, 2011, respectively.

The depreciation expenses for the years ended September 30, 2009, 2010 and 2011 were RMB9,360, RMB11,531, and RMB16,235 respectively.

Construction in progress refers to production facilities under construction by the Company.